Equity - Schedule of share capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,729,000,000
Unissued share capital, ordinary shares	10,824,935,000	10,828,331,000	10,832,266,000
Issued share capital, ordinary shares	3,904,065	3,900,669	3,896,734
Authorised share capital, amount	€ 147	€ 147	€ 147
Unissued share capital, amount	108	108	108
Issued share capital, amount	€ 39	€ 39	€ 39	€ 39